Litigation, Claims, and Legal Contingencies (Details) € in Millions	1 Months Ended
	Apr. 30, 2010 patent item	Feb. 28, 2010 patent defendant	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
TecSec legal proceedings
Intellectual property-related litigation and claims
Number of patents alleged infringed		1
Number patents held by TecSec		5
Number of defendants | defendant		1
Wellogix legal proceedings
Intellectual property-related litigation and claims
Number of patents sought to be declared invalid	6
Number of reexaminations | item	6
Number of reexaminations, decided in SAP's favor	6
Non-income taxes
Intellectual property-related litigation and claims
Potential amount | €			€ 102	€ 106